Financial Instruments - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest rate risks	6.50%
Financial assets	R$ 12,076,374	R$ 5,311,480
Transfers between Level I and Level II fair value measurements	R$ 0	0
Short term investment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 201,762
Brazilian Central Bank [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of monthly average of payment equity	2.00%